Note 4 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
4.	RECENT ACCOUNTING PRONOUNCEMENTS

In February 2016, FASB issued an ASU that requires lessees to recognize assets and liabilities on the balance sheet for the rights and obligations created by all lease agreements with terms of more than 12 months. The amendments of the ASU are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The adoption of the new standard is not expected to have a material impact on Company’s financial statements.

In January 2016, FASB issued an ASU that require an entity (i) to measure equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) at fair value with changes in fair value recognized in net income; (ii) to perform a qualitative assessment to identify impairment in equity investments without readily determinable fair values; (iii) to present separately in other comprehensive income the fair value of a liability resulting from a change in the instrument-specific credit risk; and (iv) to present separately financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet. The amendments also eliminate the requirement to disclose the methods and significant assumptions used to estimate the fair value of financial instruments measured at amortized cost on the balance sheet and clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The amendments in this ASU are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The adoption of the new standard is not expected to have a material impact on Company’s financial statements.

In November 2015, FASB issued an ASU, which requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments in this ASU. The amendments in this ASU are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The adoption of the new standard is not expected to have a material impact on Company’s financial statements.

In July 2015, FASB issued an ASU, which requires an entity to measure inventory at the lower of cost or market. Market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. The amendments in this ASU require an entity to measure inventory within the scope of this ASU at the lower of cost and net realizable value. The amendments in this ASU are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted. The adoption of the new standard is not expected to have a material impact on Company’s financial statements.

In April 2015, the FASB issued an ASU which requires that debt issuance costs be presented in the balance sheet as a direct reduction to the carrying amount of the associated debt liability, consistent with debt discounts. Currently debt issuance costs are recognized as an asset. The ASU is effective in the first quarter of 2016 and is required to be applied retrospectively. Early adoption is permitted. The adoption of the new standard is not expected to have a material impact on Company’s financial statements.

In February 2015, the FASB issued the ASU 2015-02, Consolidation, Amendments to the Consolidation Analysis, which amends the criteria for determining which entities are considered Variable Interest Entities, amends the criteria for determining if a service provider possesses a variable interest in a Variable Interest Entity and ends the deferral granted to investment companies for application of the Variable Interest Entities consolidation model. The ASU is effective for interim and annual periods beginning after December 15, 2015. Early application is permitted. The adoption of this ASU did not have a material impact on the Company’s financial statements.

In January 2015, the FASB issued ASU 2015-01, Income Statement, Extraordinary and Unusual Items. This standard eliminates the concept of extraordinary and unusual items from U.S. GAAP. The new standard is effective for annual and interim periods after December 15, 2015. Early adoption is permitted. The adoption of the new standard did not have a material impact on Company’s financial statements.